Related Parties - Summary of Financial Statement Impacts of all Transactions with Related Parties (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	$ 372,077	$ 204,507	$ 695,146	$ 407,712	$ 960,156	$ 1,217,052	$ 2,045,422
Associate – Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue					352	558	509
Purchases					0	0	0
Accounts receivable					128	1	4
Accounts Payable					0	56	0
Joint Operation – Geogas [member]
Disclosure of transactions between related parties [line items]
Revenue					0	0	62
Purchases					0	0	74
Accounts receivable					0	0	19
Accounts Payable					$ 0	$ 0	$ 0